Fair Value (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value
Financial assets and liabilities, excluding AARP, measured at fair value on a recurring basis

(in millions)	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total Fair Value
December 31, 2010
Cash and cash equivalents	$8,069	$1,054	$0	$9,123
Debt securities—available-for-sale:
U.S. government and agency obligations	1,515	719	0	2,234
State and municipal obligations	0	6,148	0	6,148
Corporate obligations	31	5,146	133	5,310
U.S. agency mortgage-backed securities	0	1,903	0	1,903
Non-U.S. agency mortgage-backed securities	0	457	8	465

Total debt securities—available-for-sale	1,546	14,373	141	16,060
Equity securities—available-for-sale	306	2	208	516

Total cash, cash equivalents and investments at fair value	9,921	15,429	349	25,699

Interest rate swap assets	0	46	0	46

Total assets at fair value	$9,921	$15,475	$349	$25,745

Percentage of total assets at fair value	39%	60%	1%	100%

Interest rate swap liabilities	$0	$104	$0	$104

December 31, 2009
Cash and cash equivalents	$9,135	$665	$0	$9,800
Debt securities—available-for-sale:
U.S. government and agency obligations	1,024	543	0	1,567
State and municipal obligations	0	6,317	0	6,317
Corporate obligations	18	3,293	110	3,421
U.S. agency mortgage-backed securities	0	1,931	0	1,931
Non-U.S. agency mortgage-backed securities	0	528	10	538

Total debt securities—available-for-sale	1,042	12,612	120	13,774
Equity securities—available-for-sale	262	3	312	577

Total cash, cash equivalents and investments at fair value	$10,439	$13,280	$432	$24,151

Percentage of total cash, cash equivalents and investments at fair value	43%	55%	2%	100%

Reconciliation of assets measured at fair value on a recurring basis using Level 3 inputs

	December 31, 2010			December 31, 2009			December 31, 2008
(in millions)	Debt Securities	Equity Securities	Total	Debt Securities	Equity Securities	Total	Debt Securities	Equity Securities	Total
Balance at beginning of period	$120	$312	$432	$62	$304	$366	$0	$133	$133
Purchases (sales), net	19	(122)	(103)	64	22	86	14	202	216
Net unrealized gains in accumulated other comprehensive income	0	9	9	0	7	7	0	2	2
Net realized gains (losses) in investment and other income	2	9	11	(6)	(21)	(27)	0	(54)	(54)
Transfers into Level 3	0	0	0	0	0	0	48	21	69

Balance at end of period	$141	$208	$349	$120	$312	$432	$62	$304	$366

Summary of fair value and carrying value for certain financial instruments for which it is practicable to estimate fair value

	December 31, 2010		December 31, 2009
(in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Debt securities—available-for-sale	$16,060	$16,060	$13,774	$13,774
Equity securities—available-for-sale	516	516	577	577
Debt securities—held-to-maturity	203	208	199	203
AARP Program-related investments	2,435	2,435	2,114	2,114
Interest rate swap assets	46	46	0	0

Liabilities
Senior unsecured notes	10,212	10,903	11,173	11,043
Interest rate swap liabilities	104	104	0	0